Equity - Narrative (Details) - USD ($)	1 Months Ended
	May 31, 2026	Apr. 30, 2026	Feb. 28, 2026	Jun. 30, 2026	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Common stock, value authorized				$ 140,010,000	$ 140,010,000
Common stock, shares authorized (in shares)				140,010,000	140,010,000
Common stock, par value per share (in USD per share)				$ 1	$ 1
Long-Term Incentive Plan
Subsidiary, Sale of Stock [Line Items]
Shares issued (in shares)			100,000
Exercise price (in USD per share)			$ 6.76
Share Incentive Program
Subsidiary, Sale of Stock [Line Items]
Shares issued (in shares)	175,000	220,000
Exercise price (in USD per share)	$ 6.49	$ 6.7